VESSELS AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
VESSELS AND EQUIPMENT, NET	VESSELS AND EQUIPMENT, NET

(in thousands of $)	Cost	Accumulated Depreciation	Net Book Value
Balance at December 31, 2021	3,435,885	(555,564)	2,880,321
Additions	3,995	—	3,995
Transfer from newbuildings	—	—	—
Transfer to held for sale	(107,525)	25,726	(81,799)
Impairment loss	—	—	—
Depreciation	—	(57,556)	(57,556)
Balance at June 30, 2022	3,332,355	(587,394)	2,744,961

At June 30, 2022, we owned 13 Newcastlemaxes, 35 Capesizes, 28 Panamaxes and two Ultramaxes (At December 31, 2021: 13 Newcastlemaxes, 35 Capesizes, 31 Panamaxes and two Ultramaxes).

For the six months ended June 30, 2022, we capitalized $4.0 million in total in relation to the installation of ballast water treatment systems on its owned vessels.
Total depreciation expense for vessels and equipment was $57.6 million for the six months ended June 30, 2022. In addition, we depreciated $7.4 million of our finance leased assets during the six months ended June 30, 2022.
With reference to Note 13, "Vessels held for sale", we have transferred to "Held for sale" five vessels during the six months ended June 30, 2022. Three Panamax vessels were delivered to their new owner during the same period, and the two Ultramax vessels are recorded as held for sale as of June 30, 2022. VESSELS HELD FOR SALE
In February 2022, we entered into an agreement to sell three Panamax vessels, Golden Empress, Golden Enterprise and Golden Endeavour, to an unrelated third party for $52.0 million en-bloc. We recorded a gain of approximately $9.5 million from the sale in May 2022 upon delivery of vessels and vessels are no longer recorded as "Vessels held for sale" as of June 30, 2022.

In June 2022, we entered into an agreement to sell en-bloc two Ultramax vessels, Golden Cecilie and Golden Cathrine to an unrelated third party for $63.0 million. The vessels will be delivered to their new owner in the second half of 2022. We expect to record a gain of approximately $22.0 million from the sale by the end of 2022. As of June 30, 2022, the vessels are recorded as "Vessels held for sale".